Provisions - Schedule of Summary Effects in Other Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension plan [member]
Disclosure of Provisions [line items]
Total loss	$ (4,512)	$ (698)	$ 223
Retroactive unemployment plan [member]
Disclosure of Provisions [line items]
Total loss	113	(32)	(19)
Retirements bonus plan [member]
Disclosure of Provisions [line items]
Total loss	(33)	(24)	4
Long-term employee benefits [member]
Disclosure of Provisions [line items]
Total loss	$ (4,432)	$ (754)	$ 208